Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2024		Dec. 31, 2023		Mar. 31, 2024		Mar. 31, 2023
Revenue:
Total revenue	$ 2,449,368		$ 2,421,438		$ 6,937,250		$ 7,717,064		$ 9,897,233		$ 8,826,206
Cost and Expenses
Cost of revenue	1,499,282		2,093,057		4,224,993		8,441,525		10,331,595		20,675,611
Technology and development	749,287		1,261,101		2,385,988		3,507,839		4,345,748		5,176,391
Sales and marketing	191,090		962,652		1,208,431		4,822,646		5,767,036		6,734,205
General and administrative	3,247,389		9,782,855		7,302,337		14,424,956		17,245,096		12,695,839
Impairment of balances with government authorities									3,875,767
Total costs and expenses	5,687,048		14,099,665		15,121,749		31,196,966		41,565,242		45,282,046
Loss from operations before income tax	(3,237,680)		(11,678,227)		(8,184,499)		(23,479,902)		(31,668,009)		(36,455,840)
Finance costs	4,050,856		8,392,470		6,127,161		13,628,832		13,898,735		27,570,752
Finance costs to related parties			12,426				38,203		38,203		64,844
Gain on troubled debt restructuring	(124,299)				(476,746)
Other (income)/expense, net	757,826		(34,503,014)		(29,297)		(10,377,735)		(11,316,471)		(2,043,556)
Other income from related parties			(5,548)				(11,224)		(11,224)		(15,804)
Profit/(Loss) before income taxes	(7,922,063)		14,425,439		(13,805,617)		(26,757,978)		(34,277,252)		(62,032,076)
Provision for income taxes
Net profit/(loss) attributable to common stockholders	$ (7,922,063)		$ 14,425,439		$ (13,805,617)		$ (26,757,978)		$ (34,277,252)		$ (62,032,076)
Net profit/(loss) per share *
Basic (in Dollars per share)	$ (71.26)	[1]	$ 6,757.63	[1]	$ (196.31)	[1]	$ (21,717.35)	[1]	$ (3,839.73)	[2]	$ (77,145.64)	[2]
Diluted (in Dollars per share)	$ (71.26)	[1]	$ 1,684.29	[1]	$ (196.31)	[1]	$ (21,717.35)	[1]	$ (3,839.73)	[2]	$ (77,145.64)	[2]
Weighted average shares used in computing loss per share: *
Basic (in Shares)	111,175	[1]	2,135	[1]	70,326	[1]	1,232	[1]	8,927	[2]	804	[2]
Diluted (in Shares)	111,175	[1]	8,565	[1]	70,326	[1]	1,232	[1]	8,927	[2]	804	[2]
Revenues from Services
Revenue:
Total revenue	$ 2,449,368		$ 2,421,438		$ 6,895,308		$ 7,717,064		$ 9,836,434		$ 8,586,785
Other Revenues
Revenue:
Total revenue					$ 41,942				60,799		73,587
Income from Rentals
Revenue:
Total revenue											$ 165,834

[1]	Prior period numbers have been adjusted to reflect the First Reverse Stock Split and the Second Reverse Stock Split of the Common Stock at a ratio of 1-for-100 and 1-for-20 respectively. (Refer Note 3)
[2]	Prior period numbers have been adjusted to reflect the First Reverse Stock Split and the Second Reverse Stock Split of the Common Stock at a ratio of 1-for-100 and 1-for-20 respectively. (Refer Note 4)